Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 21, 2013
Entity Registrant Name	dei_EntityRegistrantName	ETF Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001551030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 4, 2013
Document Effective Date	dei_DocumentEffectiveDate	Sep 4, 2013
Prospectus Date	rr_ProspectusDate	Aug 21, 2013
Sage Quant Low Volatility and Dividend Fund (Prospectus Summary) | Sage Quant Low Volatility and Dividend Fund | Sage Quant Low Volatility and Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SQLV

Sage Quant Low Volatility and Dividend Fund (Prospectus Summary) | Sage Quant Low Volatility and Dividend Fund
Summary Information- Sage Quant Low Volatility and Dividend Fund
Investment Objective

The Sage Quant Low Volatility and Dividend Fund (“Fund”) seeks to provide investment results that closely correspond, before fees and expenses, generally to the price and yield performance of the SQ Low Volatility and Dividend Index (“Index”).

Fund Fees and Expenses
The table below describes the fees and expenses that you pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares.
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sage Quant Low Volatility and Dividend Fund
Management Fee		0.50%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.50%
[1]	The Fund bears other expenses that are not covered under the management fee, which may vary and affect the total level of expenses paid by the Fund, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses). 'Other Expenses' are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption (USD $)	Sage Quant Low Volatility and Dividend Fund
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	161

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs may affect the Fund's performance. This Fund is newly offered. Therefore, it does not have a turnover rate to report for the most recent fiscal year.

Principal Investment Strategies of the Fund

The Index is designed to deliver exposure to approximately 150 dividend-paying large- and medium-capitalization equity securities with low expected future volatility as determined by NYSE Euronext's (“Index Provider”) proprietary methodology. Volatility is a measurement of asset price fluctuations over time. The Index is comprised of equity securities that are selected from a universe of the 500 largest-capitalization dividend-paying equity securities with an expected market capitalization range of approximately $2 billion to $100 billion as of the date of this prospectus. Expected future volatility is estimated using inputs such as the price of the security, interest rate levels and option prices. The Fund invests at least 80% of its total assets in securities that comprise its benchmark index (“80% policy”).

The Fund, using a “passive” or indexing investment approach, attempts to achieve the Fund's investment objective by investing in a portfolio of securities that generally replicates the Index. The Adviser expects that, over time, the correlation between the Fund's performance and that of the Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund.

Volatility Risk. Although the Index is designed to limit volatility, there is no guarantee that the Index methodology will be successful in limiting volatility. Securities in the Fund's portfolio may be subject to price volatility and the prices of the Fund's portfolio securities may not be any less volatile than the equity market as a whole and could be more volatile.

Equity Securities Risk. Equity securities held by the Fund may fall in value due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Investments in equity securities may be more volatile than investments in other asset classes. Equity securities are subordinated to preferred securities and debt in a company's capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments.

Portfolio Turnover Risk. Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which could increase their tax liability. Frequent trading also increases transaction costs, which could detract from Fund performance.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. The value of Shares will generally decline in correlation with any decline in the value of the securities in the Index. An investment in the Fund may lose money.

Risk of Investing in Medium-Capitalization Companies. Medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of these companies could trail the returns on investments in securities of larger companies.

Index Tracking Risk. While the Fund seeks to achieve a high degree of correlation with the Index, the Fund's return may not match the return of the Index due to, among other reasons, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Fund incurs operating expenses not applicable to the Index and incurs costs when buying and selling securities, particularly where the Fund must rebalance its securities holdings to reflect changes in the composition of the Index. Because these and other costs are not factored into the return of the Index, the Fund's return may deviate significantly from the return of the Index.

Index Management Risk. Because the Fund is not “actively” managed, unless a security is removed from the Index, the Fund generally would not sell the security. Therefore, the Fund may underperform funds that actively shift their portfolio assets to take advantage of market opportunities or to move to defensive positions to lessen the impact of a market decline or a decline in the value of one or more issuers. In addition, the Adviser has no prior experience managing an investment company. The Adviser's passive investment strategies may fail to produce the intended results. The ability of the Adviser to successfully implement the fund's investment strategies will significantly influence the Fund's performance.

Market Trading Risk. The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility or potential lack of an active trading market for Shares, which may result in Shares trading at a significant premium or discount to net asset value (“NAV”). If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (“1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund's NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. To the extent that the Fund is concentrated in the securities of a particular industry or group of industries, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to economic, political, regulatory or other conditions than if the Fund's assets were invested in a wider variety of industries or groups of industries.

Performance

The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.sagequantfunds.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001551030
Sage Quant Low Volatility and Dividend Fund (Prospectus Summary) | Sage Quant Low Volatility and Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Information- Sage Quant Low Volatility and Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Sage Quant Low Volatility and Dividend Fund (“Fund”) seeks to provide investment results that closely correspond, before fees and expenses, generally to the price and yield performance of the SQ Low Volatility and Dividend Index (“Index”).

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs may affect the Fund's performance. This Fund is newly offered. Therefore, it does not have a turnover rate to report for the most recent fiscal year.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Fund bears other expenses that are not covered under the management fee, which may vary and affect the total level of expenses paid by the Fund, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses). “Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Index is designed to deliver exposure to approximately 150 dividend-paying large- and medium-capitalization equity securities with low expected future volatility as determined by NYSE Euronext's (“Index Provider”) proprietary methodology. Volatility is a measurement of asset price fluctuations over time. The Index is comprised of equity securities that are selected from a universe of the 500 largest-capitalization dividend-paying equity securities with an expected market capitalization range of approximately $2 billion to $100 billion as of the date of this prospectus. Expected future volatility is estimated using inputs such as the price of the security, interest rate levels and option prices. The Fund invests at least 80% of its total assets in securities that comprise its benchmark index (“80% policy”).

The Fund, using a “passive” or indexing investment approach, attempts to achieve the Fund's investment objective by investing in a portfolio of securities that generally replicates the Index. The Adviser expects that, over time, the correlation between the Fund's performance and that of the Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund.

Volatility Risk. Although the Index is designed to limit volatility, there is no guarantee that the Index methodology will be successful in limiting volatility. Securities in the Fund's portfolio may be subject to price volatility and the prices of the Fund's portfolio securities may not be any less volatile than the equity market as a whole and could be more volatile.

Equity Securities Risk. Equity securities held by the Fund may fall in value due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Investments in equity securities may be more volatile than investments in other asset classes. Equity securities are subordinated to preferred securities and debt in a company's capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments.

Portfolio Turnover Risk. Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which could increase their tax liability. Frequent trading also increases transaction costs, which could detract from Fund performance.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. The value of Shares will generally decline in correlation with any decline in the value of the securities in the Index. An investment in the Fund may lose money.

Risk of Investing in Medium-Capitalization Companies. Medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of these companies could trail the returns on investments in securities of larger companies.

Index Tracking Risk. While the Fund seeks to achieve a high degree of correlation with the Index, the Fund's return may not match the return of the Index due to, among other reasons, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, the Fund incurs operating expenses not applicable to the Index and incurs costs when buying and selling securities, particularly where the Fund must rebalance its securities holdings to reflect changes in the composition of the Index. Because these and other costs are not factored into the return of the Index, the Fund's return may deviate significantly from the return of the Index.

Index Management Risk. Because the Fund is not “actively” managed, unless a security is removed from the Index, the Fund generally would not sell the security. Therefore, the Fund may underperform funds that actively shift their portfolio assets to take advantage of market opportunities or to move to defensive positions to lessen the impact of a market decline or a decline in the value of one or more issuers. In addition, the Adviser has no prior experience managing an investment company. The Adviser's passive investment strategies may fail to produce the intended results. The ability of the Adviser to successfully implement the fund's investment strategies will significantly influence the Fund's performance.

Market Trading Risk. The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility or potential lack of an active trading market for Shares, which may result in Shares trading at a significant premium or discount to net asset value (“NAV”). If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (“1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund's NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. To the extent that the Fund is concentrated in the securities of a particular industry or group of industries, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to economic, political, regulatory or other conditions than if the Fund's assets were invested in a wider variety of industries or groups of industries.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (“1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.sagequantfunds.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.sagequantfunds.com.
Sage Quant Low Volatility and Dividend Fund (Prospectus Summary) | Sage Quant Low Volatility and Dividend Fund | Sage Quant Low Volatility and Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	161

[1]	The Fund bears other expenses that are not covered under the management fee, which may vary and affect the total level of expenses paid by the Fund, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses). 'Other Expenses' are based on estimated amounts for the current fiscal year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	ETF Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001551030
Document Creation Date	dei_DocumentCreationDate	Sep 4, 2013
Document Effective Date	dei_DocumentEffectiveDate	Sep 4, 2013
Prospectus Date	rr_ProspectusDate	Aug 21, 2013